WRL Freedom ConquerorSM	WRL Freedom Wealth Creator®

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

WRL SERIES ANNUITY ACCOUNT

Supplement dated December 16, 2022

to the

Prospectuses dated May 1, 2022

The Appendix - Portfolio Companies Available Under the Policy is hereby revised to reflect the following Underlying Fund Portfolio information.

Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser	Current Expenses	Average Annual Total Return (as of 12/31/21
			1 year	5 years	10 years
Investment Objective: Seeks to maximize long-term growth.	Transamerica Morgan Stanley Capital Growth VP - Initial Class Advised by: Morgan Stanley Investment Management Inc.	0.72%	-0.53%	32.65%	23.34%
Investment Objective: Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.	Transamerica Multi-Managed Balanced VP - Initial Class Sub-Advised by: J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC	0.61%	17.04%	12.68%	11.20%

The Closed Investment Option Appendix is hereby revised to reflect the following Underlying Portfolio information.

Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser	Current Expenses	Average Annual Total Return (as of 12/31/21
			1 year	5 years	10 years
Investment Objective: Seeks reasonable income and will also consider the potential for capital appreciation. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity ® VIP Equity-Income Portfolio -Service Class 2 Advised by: Fidelity Management & Research Company	0.76%	24.60%	11.68%	12.26%

This Supplement must be accompanied or preceded by the applicable Prospectuses.

Please read this Supplement carefully and retain it for future reference.

Investment Objective: Seeks long-term growth of capital.	Fidelity ® VIP Growth Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.85%	22.90%	25.98%	19.40%
Investment Objective: Seeks to provide capital growth.	Fidelity ® VIP Growth Opportunities Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.88%	11.68%	31.77%	22.64%

This Supplement updates certain information in the above referenced Prospectuses (“the Prospectuses”). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the applicable Prospectuses.

Please read this Supplement carefully and retain it for future reference.